Results for the year	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Results for the year
Results for the year

This section comprises notes related to the results for the year and hence provides information related to Novo Nordisk’s long-term financial target for growth in operating profit in local currencies. Operating profit decreased by 3.5% in 2018 (increase of 1.1% in 2017). The article ‘2018 performance and 2019 outlook’ on p 10 includes Management’s review of the results for the year and the articles 'Innovating for access in a challenging US market' on pp 32-34 and 'Where there are unmet needs, there is opportunity' on pp 35-37 include Management's perspective on the various markets, which is not part of the audited financial statements (unaudited).

Pricing mechanisms in the US market
In the US, sales rebates are paid in connection with public healthcare insurance programmes, namely Medicare and Medicaid, as well as rebates to pharmacy benefit managers (PBMs) and managed healthcare plans. Key customers in the US include private payers, PBMs and government payers. PBMs and managed healthcare plans play a role in negotiating price concessions with drug manufacturers on behalf of private payers for both the commercial and government channels, and determine which drugs are covered on their formularies (or 'preferred drug lists'). Specifically, Management views the rising healthcare cost trend and highly competitive environment as the primary drivers of payer pressure to reduce overall drug costs.

This has resulted in greater focus on negotiating higher rebates from drug manufacturers. As new products enter the market, private payers are increasingly likely to adopt narrow formularies that exclude certain drugs, while securing higher rebates from the preferred brand(s).

From Management's perspective, in 2018 payers have continued to leverage their size and influence to negotiate higher rebates. Moreover, intense competition in the diabetes space limits the impact of price increases, as much of it is given back to payers in the form of higher rebates and price protection, leading to continued downward pressure on prices.

Net sales and rebates

Accounting policies
Revenue from sale of goods is recognised when Novo Nordisk has transferred control of products sold to the buyer and it is probable that Novo Nordisk will collect the consideration to which it is entitled for transferring the products. Control of the products is transferred at a point in time, typically on delivery.

Sales are measured at the fair value of the consideration received or receivable. When sales are recognised, Novo Nordisk also records estimates for a variety of sales deductions, including product returns as well as rebates and discounts to government agencies, wholesalers, health insurance companies, managed healthcare organisations and retail customers. Sales deductions are recognised as a reduction of gross sales to arrive at net sales, by assessing the expected value of the sales deductions (variable consideration). Where contracts contain customer acceptance criteria, Novo Nordisk recognises sales when the acceptance criteria are satisfied.

On some markets Novo Nordisk is selling products on a sale-or-return basis.
Where there is historical experience or a reasonably accurate estimate of future returns, estimated product returns is recorded as a reduction in sales.
Where shipments of new products are made on a sale-or-return basis, without sufficient historical experience for estimating sales returns, revenue is recorded based on estimated demand and acceptance rates for well-established products with similar market characteristics. If similar market characteristics do not exist, revenue is recorded when there is evidence of consumption or when the right of return has expired.

Key accounting estimates of sales deductions and provisions for sales rebates
Sales deductions are estimated and provided for at the time the related sales are recorded. These estimates of unsettled rebate, discount and product return obligations require use of judgement, as not all conditions are known at the time of sale, for example total sales volume to a given customer.

The estimates are based on analyses of existing contractual obligations and historical experience. Provisions are calculated on the basis of a percentage of sales for each product as defined by the contracts with the various customer groups. Provisions for sales rebates are adjusted to actual amounts as rebates, discounts and returns are processed.

Novo Nordisk considers the provisions established for sales rebates to be reasonable and appropriate based on currently available information (refer to p 66 for further information). However, the actual amount of rebates and discounts may differ from the amounts estimated by Management as more detailed information becomes available.

2.1 Net sales and rebates (continued)

Gross-to-net sales reconciliation

DKK million	2018	2017	2016

Gross sales	230,701	216,174	198,924

US Managed Care and Medicare	(65,207)	(53,077)	(40,874)
US wholesaler charge-backs	(29,469)	(28,324)	(25,416)
US Medicaid rebates	(11,950)	(12,491)	(10,862)
Other US discounts and sales returns	(6,606)	(5,771)	(5,147)
Non-US rebates, discounts and sales returns	(5,638)	(4,815)	(4,845)

Total gross-to-net sales adjustments	(118,870)	(104,478)	(87,144)

Net sales	111,831	111,696	111,780

Sales discounts and sales rebates are predominantly issued in the US. As such, rebates amount to 68% of gross sales in the US (64% in 2017 and 59% in 2016). Novo Nordisk sales are impacted by exchange rate changes. For development in key currencies refer to note 4.2 on p 83.

US Managed Care and Medicare
For Managed Care and Medicare, rebates are offered to a number of PBMs and managed healthcare plans. These rebate programmes allow the customer to receive a rebate after attaining certain performance parameters relating to formulary status or pre-established market shares relative to competitors. Rebates are estimated according to the specific terms in each agreement, historical experience, anticipated channel mix, growth rates and market share information. Novo Nordisk adjusts the provision periodically to reflect actual sales performance. Managed Care and Medicare rebates are generally settled around 100 days from the transaction date.

US wholesaler charge-backs
Wholesaler charge-backs relate to contractual arrangements between Novo Nordisk and indirect customers in the US whereby products are sold at contract prices lower than the list price originally charged to wholesalers. A wholesaler charge-back represents the difference between the invoice price to the wholesaler and the indirect customer’s contract price. Accruals are calculated for estimated charge-backs using a combination of factors such as historical experience, current wholesaler inventory levels, contract terms and the value of claims received but not yet processed. Wholesaler charge-backs are generally settled within 30 days of the liability being incurred.

US Medicaid rebates
Medicaid is a government insurance programme. Medicaid rebates have been estimated using a combination of historical experience, product and population growth, price increases, and the impact of contracting strategies. Further, the calculation involves interpretation of relevant regulations that are subject to changes in interpretative guidance from government authorities. Novo Nordisk adjusts the provision periodically to reflect actual sales performance. Medicaid rebates are generally settled around 150 days from the transaction date.

Other US discounts and sales returns
Other discounts are provided to wholesalers, hospitals, pharmacies etc. They are usually linked to sales volume or provided as cash discounts. Accruals are calculated based on historical data and recorded as a reduction in gross sales at the time the related sales are recorded. Sales returns are related to damaged or expired products.

Arrangements with certain healthcare providers may require Novo Nordisk to make refunds to the healthcare providers if anticipated treatment outcomes do not meet predefined targets.

Provisions for sales rebates

DKK million	2018	2017	2016

At the beginning of the year	20,216	19,971	16,508
Additional provisions, including increases to existing provisions	82,315	63,772	56,954
Amount paid during the year	(78,539)	(61,017)	(53,217)
Adjustments, including unused amounts reversed during the year	386	(117)	(822)
Effect of exchange rate adjustment	1,016	(2,393)	548

At the end of the year	25,394	20,216	19,971

Unsettled rebates are recognised as Provisions when the timing or amount is uncertain (note 3.6). Where absolute amounts are known, the rebates are recognised as other liabilities. Wholesaler charge-backs are netted against trade receivable balances. Hence, provisions for sales rebates include US Managed Care, Medicare, Medicaid and other minor US rebate types, as well as rebates in Canada.
Geographical areas (continued)

2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016

International Operations (continued)
Region AAMEO			Region China			Region Japan & Korea			Region Latin America

1,281	1,229	1,180	814	694	547	857	872	881	708	726	582
337	261	181	16	2	—	751	739	711	414	377	253
58	7	1	—	—	—	—	—	—	20	—	—
886	961	998	798	692	547	106	133	170	274	349	329
2,606	2,686	2,388	3,783	3,555	3,363	650	697	677	122	143	130
275	183	97	—	—	—	351	253	58	32	30	26
2,331	2,503	2,291	3,783	3,555	3,363	299	444	619	90	113	104
2,194	2,261	1,995	1,450	1,253	1,059	779	941	998	351	335	266
—	—	—	—	—	—	—	—	—	—	—	—
2,194	2,261	1,995	1,450	1,253	1,059	779	941	998	351	335	266
2,065	1,922	2,153	2,821	3,096	3,361	187	232	302	695	836	819
8,146	8,098	7,716	8,868	8,598	8,330	2,473	2,742	2,858	1,876	2,040	1,797
841	858	715	521	309	255	614	590	623	544	500	438
—	—	—	—	—	—	—	—	—	—	—	—
841	858	715	521	309	255	614	590	623	544	500	438
675	754	846	1,672	1,566	1,697	368	376	434	66	58	52
9,662	9,710	9,277	11,061	10,473	10,282	3,455	3,708	3,915	2,486	2,598	2,287
418	190	46	1	—	—	175	—	—	410	277	57

10,080	9,900	9,323	11,062	10,473	10,282	3,630	3,708	3,915	2,896	2,875	2,344

1,177	1,163	1,101	199	216	158	557	681	737	858	558	1,022
1,049	1,097	1,082	194	215	158	400	497	559	837	543	1,022
109	52	11	5	1	—	135	169	170	21	15	—
680	676	906	20	15	15	1,538	1,579	1,469	251	263	221
216	279	250	4	5	3	72	104	104	4	3	6

2,073	2,118	2,257	223	236	176	2,167	2,364	2,310	1,113	824	1,249

12,153	12,018	11,580	11,285	10,709	10,458	5,797	6,072	6,225	4,009	3,699	3,593

1.1%	3.8%	2.7%	5.4%	2.4%	5.9%	(4.5%)	(2.5%)	14.5%	8.4%	3.0%	(2.8%)

723	566	525	1,812	1,884	2,095	201	146	161	615	668	759
3,237	3,468	3,164	1,841	1,541	1,773	504	279	305	914	862	1,084
(866)	(823)	(817)	—	—	—	(5)	(5)	(5)	(246)	(211)	(194)
5,635	5,876	4,937	6,003	5,927	5,697	1,503	1,304	1,248	2,952	3,036	3,566

Segment information

Accounting policies
Operating segments are reported in a manner consistent with the internal reporting provided to Executive Management and the Board of Directors.

We consider Executive Management to be the operating decision-making body, as all significant decisions regarding business development and direction are taken in this forum.

Business segments
Novo Nordisk operates in two business segments based on therapies: Diabetes and obesity and Biopharmaceuticals.

The Diabetes and obesity business segment includes research, development, manufacturing and marketing of products within the areas of insulin, GLP-1 and related delivery systems, oral antidiabetic products (OAD), obesity and other chronic diseases.

As of 1 January 2018, the disaggregation of product net sales was changed to align with management reporting as listed below. Comparative figures have been updated to reflect the new disaggregation of product net sales.
The Biopharmaceuticals business segment includes research, development, manufacturing and marketing of products within the areas of haemophilia, growth disorders and hormone replacement therapy.

Segment performance is evaluated on the basis of operating profit consistent with the Consolidated financial statements. Financial income and expenses and income taxes are managed at Group level and are not allocated to business segments.

There are no sales or other transactions between the business segments. Costs have been split between business segments according to a specific allocation. In addition, a minor number of corporate overhead costs are allocated systematically between the segments. Other operating income has been allocated to the two segments based on the same principle. Segment assets comprise the assets that are applied directly to the activities of the segment, including intangible assets, property, plant and equipment, inventories, trade receivables and other receivables and prepayments.

No operating segments have been aggregated to form the reported business segments.

Business segments
DKK million	2018	2017	2016	2018	2017	2016	2018	2017	2016

Segment sales	Diabetes and obesity			Biopharmaceuticals			Total

Long-acting insulin	20,844	22,174	21,346
- of which Tresiba®	8,035	7,327	4,056
- of which Xultophy®	1,614	729	207
- of which Levemir®	11,195	14,118	17,083
Premix insulin	10,194	10,749	10,678
- of which Ryzodeg®	714	492	196
- of which NovoMix®/NovoLog Mix®	9,480	10,257	10,482
Fast-acting insulin	19,353	20,124	19,945
- of which Fiasp®	590	99	—
- of which NovoRapid®/NovoLog®	18,763	20,025	19,945
Human insulin	9,265	9,793	10,745
Total insulin	59,656	62,840	62,714
Victoza®	24,333	23,173	20,046
Ozempic®	1,796	—	—
Total GLP-1	26,129	23,173	20,046
Other diabetes	4,250	4,302	4,612
Total diabetes	90,035	90,315	87,372
Obesity (Saxenda®)	3,869	2,562	1,577

Diabetes and obesity total sales	93,904	92,877	88,949

Haemophilia				9,576	10,469	10,472
- of which NovoSeven®				7,881	9,206	9,492
- of which NovoEight®				1,354	1,103	851
Growth disorders (Norditropin®)				6,834	6,655	8,770
Other biopharmaceuticals				1,517	1,695	3,589

Biopharmaceuticals total sales				17,927	18,819	22,831

Segment key figures
Total net sales	93,904	92,877	88,949	17,927	18,819	22,831	111,831	111,696	111,780
Cost of goods sold	14,716	15,014	14,337	2,901	2,618	2,846	17,617	17,632	17,183
Sales and distribution costs	26,396	25,475	24,387	3,001	2,865	3,990	29,397	28,340	28,377
Research and development costs	12,222	11,358	11,481	2,583	2,656	3,082	14,805	14,014	14,563
Administrative costs	3,266	3,143	3,128	650	641	834	3,916	3,784	3,962
Other operating income, net	538	466	486	614	575	251	1,152	1,041	737
Operating profit	37,842	38,353	36,102	9,406	10,614	12,330	47,248	48,967	48,432
Operating margin	40.3%	41.3%	40.6%	52.5%	56.4%	54.0%	42.2%	43.8%	43.3%
Depreciation, amortisation and impairment losses expensed	3,210	2,536	2,674	715	646	519	3,925	3,182	3,193
Additions to Intangible assets and Property, plant and equipment	9,219	7,565	6,144	3,107	2,226	2,123	12,326	9,791	8,267
Assets allocated to business segments	71,706	61,542	55,081	17,542	14,994	14,798	89,248	76,536	69,879
Non-allocated assets[1]							21,521	25,819	27,660
Total assets							110,769	102,355	97,539

1.
The part of total assets that remains unallocated to either of the two business segments includes Investment in associated company, Deferred income tax assets, Other financial assets, Tax receivables, Marketable securities, Derivative financial instruments and Cash at bank.

2.2 Segment information (continued)

Geographical areas
Novo Nordisk operates in two main commercial units:

•North America Operations (the US and Canada)
•International Operations
◦Region Europe: the EU, EFTA, Albania, Bosnia-Herzegovina, Macedonia, Serbia, Montenegro and Kosovo
◦Region AAMEO: countries in Africa, Asia, Middle East & Oceania
◦Region China: Mainland China, Taiwan and Hong Kong
◦Region Japan & Korea: Japan and South Korea
◦Region Latin America: countries in South America, Central America and Mexico

Sales are attributed to geographical regions according to the location of the customer. Allocation of property, plant and equipment, trade receivables, allowance for trade receivables and total assets is based on the location of the assets.

The country of domicile is Denmark, which is part of Region Europe. Denmark is immaterial to Novo Nordisk’s activities in terms of geographical size and the operational business segments. 99.6% of total sales are realised outside Denmark. Of total property, plant and equipment, DKK 24,199 million is located in Denmark, where the Group's main production, filling, packaging, moulding and assembly facilities are located.

Net sales disclosures
Sales to external customers attributed to the US are collectively the most material to the Group. The US is the only country where sales contribute more than 10% of total net sales.

In 2018, Novo Nordisk had three major wholesalers distributing products, representing 20%, 13% and 13% respectively of total net sales (21%, 13% and 12% in 2017 and 21%, 13% and 12% in 2016). Sales to these three wholesalers are within both Diabetes and obesity and Biopharmaceuticals.

Net sales to be recognised from fulfilling existing customer contracts containing fixed or minimum sales volumes is expected to be DKK 767 million in 2019 and DKK 742 million thereafter.

Net sales will be impacted by exchange rate fluctuations. Conversely, Financial income and Financial expenses will be impacted by the corresponding results of hedging activities. Please refer to notes 4.2, 4.3 and 4.8 for more details on hedging.

Geographical areas

2018		2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016

DKK million	North America Operations						International Operations
	Total			Of which the US			Total			Region Europe

Sales by business segment:
Long-acting insulin	12,902	14,758	14,782	12,600	14,466	14,493	7,942	7,416	6,564	4,282	3,895	3,374
- of which Tresiba®	5,271	4,982	2,246	5,192	4,970	2,246	2,764	2,345	1,810	1,246	966	665
- of which Xultophy®	529	162	—	528	162	—	1,085	567	207	1,007	560	206
- of which Levemir®	7,102	9,614	12,536	6,880	9,334	12,247	4,093	4,504	4,547	2,029	2,369	2,503
Premix insulin	1,332	1,790	2,080	1,294	1,743	2,032	8,862	8,959	8,598	1,701	1,878	2,040
- of which Ryzodeg®	—	—	—	—	—	—	714	492	196	56	26	15
- of which NovoMix® / NovoLog Mix®	1,332	1,790	2,080	1,294	1,743	2,032	8,148	8,467	8,402	1,645	1,852	2,025
Fast-acting insulin	10,021	10,968	11,427	9,634	10,574	11,058	9,332	9,156	8,518	4,558	4,366	4,200
- of which Fiasp®	233	8	—	211	—	—	357	91	—	357	91	—
- of which NovoRapid® / NovoLog®	9,788	10,960	11,427	9,423	10,574	11,058	8,975	9,065	8,518	4,201	4,275	4,200
Human insulin	1,917	1,937	2,011	1,778	1,766	1,827	7,348	7,856	8,734	1,580	1,770	2,099
Total insulin	26,172	29,453	30,300	25,306	28,549	29,410	33,484	33,387	32,414	12,121	11,909	11,713
Victoza®	18,093	17,465	14,624	17,561	16,929	14,146	6,240	5,708	5,422	3,720	3,451	3,391
Ozempic®	1,757	—	—	1,634	—	—	39	—	—	39	—	—
Total GLP-1	19,850	17,465	14,624	19,195	16,929	14,146	6,279	5,708	5,422	3,759	3,451	3,391
Other diabetes	890	943	930	733	782	776	3,360	3,359	3,682	579	605	653
Total diabetes	46,912	47,861	45,854	45,234	46,260	44,332	43,123	42,454	41,518	16,459	15,965	15,757
Obesity (Saxenda®)	2,658	1,993	1,446	2,446	1,828	1,366	1,211	569	131	207	102	28

Diabetes and obesity total	49,570	49,854	47,300	47,680	48,088	45,698	44,334	43,023	41,649	16,666	16,067	15,785

Haemophilia	4,004	5,023	4,934	3,723	4,852	4,710	5,572	5,446	5,538	2,781	2,828	2,520
- of which NovoSeven®	3,457	4,609	4,589	3,278	4,451	4,378	4,424	4,597	4,903	1,944	2,245	2,082
- of which NovoEight®	308	315	254	291	315	254	1,046	788	597	776	551	416
Growth disorders	2,834	2,550	4,498	2,823	2,543	4,495	4,000	4,105	4,272	1,511	1,572	1,661
Other biopharmaceuticals	500	582	2,510	262	348	2,291	1,017	1,113	1,079	721	722	716

Biopharmaceuticals total	7,338	8,155	11,942	6,808	7,743	11,496	10,589	10,664	10,889	5,013	5,122	4,897

Total sales by business and geographical segment	56,908	58,009	59,242	54,488	55,831	57,194	54,923	53,687	52,538	21,679	21,189	20,682

Total sales growth as reported	(1.9%)	(2.1%)	4.2%	(2.4%)	(2.4%)	4.1%	2.3%	2.2%	2.9%	2.3%	2.5%	(0.6%)

Property, plant and equipment	13,040	7,318	4,599	13,023	7,298	4,599	28,851	27,929	25,580	25,500	24,665	22,040
Trade receivables, net	12,902	10,742	10,604	12,643	10,517	10,426	9,884	9,423	9,630	3,388	3,273	3,304
Allowance for doubtful trade receivables	(12)	(32)	(41)	(12)	(32)	(41)	(1,358)	(1,262)	(1,182)	(241)	(223)	(166)
Total assets	30,349	20,612	18,684	29,732	20,180	18,349	80,420	81,743	78,855	64,327	65,600	63,407

Research and development costs

Accounting policies
Novo Nordisk’s research and development is mainly focused on:

•Insulins, GLP-1s and other therapeutic new anti-diabetic drugs for diabetes treatment.
•GLP-1s, combinations and new modes of action for weight management.
•Blood-clotting factors and new modes of action for haemophilia treatment.
•Human growth hormone for treatment of growth disorders.
•New modes of action including GLP-1 for treatment of NASH, cardiovascular- and chronic kidney disease.

The research activities utilise biotechnological methods based on advanced protein chemistry and protein engineering. These methods have played a key role in the development of the production technology used to manufacture insulin, GLP-1, recombinant blood-clotting factors and human growth hormone.

Novo Nordisk expenses all internal research costs. In line with industry practice, internal development costs are also expensed as incurred, due to significant regulatory uncertainties and other uncertainties inherent in the development of new products. Hence, these do not qualify for capitalisation as intangible assets until marketing approval by a regulatory authority is obtained or considered highly probable. Costs for post-approval activities that are required by authorities as a condition for obtaining regulatory approval are recognised as research and development costs.

Research and development activities are carried out by Novo Nordisk’s research and development centres, mainly in Denmark, the US, the UK and China. Research and development trials are carried out all over the world. Novo Nordisk also enters into partnerships and licence agreements.

Research and development costs primarily comprise employee costs, and internal and external costs related to execution of studies, including manufacturing costs and facility costs of the research centres. Further, the costs comprise amortisation, depreciation and impairment losses related to software and property, plant and equipment used in the research and development activities.

Certain research and development activities are recognised outside Research and development costs:

•Up-front payments and milestone payments paid to licence/research collaboration are capitalised as intangible assets. Amortisation is initiated when regulatory approval is obtained and amortisation is classified as Cost of goods sold over the useful life, please refer to note 3.1.
•Royalty expenses paid to partnerships after regulatory approval are expensed as Cost of goods sold.
•Royalty income received from partnerships is recognised as part of Other operating income, net.
•Contractual research and development obligations to be paid in the future are disclosed separately as commitments in note 5.2.

Research and development costs by business segment (note 2.2)
DKK million	2018	2017	2016

Diabetes and obesity	12,222	11,358	11,481
Biopharmaceuticals	2,583	2,656	3,082

Total	14,805	14,014	14,563

Research and development costs
DKK million	2018	2017	2016

Internal and external Research and development costs	7,280	7,430	7,494
Employee costs (note 2.4)	6,288	5,848	6,149
Amortisation and impairment losses, intangible assets (note 3.1)	769	211	427
Depreciation and impairment losses, property, plant and equipment	468	525	493
(note 3.2)

Total Research and development costs	14,805	14,014	14,563

As percentage of net sales	13.2%	12.5%	13.0%

For a review of the development in Research and development costs, refer to p 10 and p 14, ‘2018 performance and 2019 outlook’, which is not part of the audited financial statements.

Research costs comprise the very early stages of the drug development cycle from the initial drug discovery until the drug is ready for administration to humans. The activities initially focus on identifying a single drug candidate with a profile that will support a decision to initiate development activities. Before selection of the final drug candidate, it is tested in animals to gather efficacy, toxicity and pharmacokinetic information.

Development costs are incurred from the start of phase 1, when the drug is administered to humans for the first time; these are the projects captured in the pipeline overview on pp 20-21 (unaudited). The final product is developed, and subsequent clinical trials (phase 2 and 3) are conducted to further test the drug in humans, using the results from these trials to attempt to obtain marketing authorisation, permitting Novo Nordisk to market and sell the developed products.
Employee costs

Accounting policies
Wages, salaries, social security contributions, annual leave and sick leave, bonuses and non-monetary benefits are recognised in the year in which the associated services are rendered by employees of Novo Nordisk. Where Novo Nordisk provides long-term employee benefits, the costs are accrued to match the rendering of the services by the employees concerned.

Employee costs
DKK million	2018	2017	2016

Wages and salaries	25,259	23,869	24,651
Share-based payment costs (note 5.1)	414	292	368
Pensions – defined contribution plans	1,791	1,800	1,829
Pensions – defined benefit plans (note 3.5)	73	165	145
Other social security contributions	1,901	1,910	1,853
Other employee costs	2,087	2,102	2,110

Total employee costs for the year	31,525	30,138	30,956
Employee costs capitalised as intangible assets and property, plant and equipment	(1,500)	(1,435)	(1,258)
Change in employee costs capitalised as inventories	(105)	(91)	(127)

Total employee costs in the income statement	29,920	28,612	29,571

Included in the income statement:
Cost of goods sold	8,164	7,854	7,841
Sales and distribution costs	12,214	11,994	12,447
Research and development costs	6,288	5,848	6,149
Administrative costs	2,755	2,505	2,721
Other operating income, net	499	411	413

Total employee costs in the income statement	29,920	28,612	29,571

Average number of full-time employees	42,881	41,665	41,993
Year-end number of full-time employees	42,672	42,076	41,971
Employees (total)	43,202	42,682	42,446

Remuneration to executive management and board of directors
DKK million	2018	2017	2016

Salary and cash bonus	102	74	77
Pension	22	18	20
Benefits[4]	4	6	10
Share-based incentive[5]	22	7	11
Severance payments[1,4]	28	0	66

Executive Management in total[1,2,3]	178	105	184

Fee to Board of Directors	17	16	14

Total	195	121	198

1.	Please refer to 'Remuneration', pp 53-57 (unaudited), for further information.

2.
Jesper Brandgaard will retire from Novo Nordisk in April 2019. The 2018 remuneration for Jesper Brandgaard is included in the above table together with a severance payment of DKK 27.7 million. President and CEO Lars Rebien Sørensen retired from Novo Nordisk on 31 December 2016. The 2016 remuneration for Lars Rebien Sørensen is included in the above table together with a severance payment of DKK 65.7 million. EVPs Jerzy Gruhn and Jesper Højland stepped down from Novo Nordisk´s Executive Management in 2016. The 2016 remuneration for Jerzy Gruhn and Jesper Høiland is included in the above table.

3.	Total remuneration for registered members of Executive Management and the Board of Directors amounts to DKK 159 million (DKK 90 million in 2017 and DKK 152 million in 2016).

4.	Benefits are included in Other employee costs, and severance payments are included in Wages and salaries in the table above.

5.
Until 2017 the cost of the programme was expensed when shares were granted as the pool was fixed. From 2017 onwards, the programme will be expensed equally over the grant year and the subsequent 3 years of vesting as the number of shares will be reduced if a participant terminates employment with Novo Nordisk.

Other operating income, net

Accounting policies
Other operating income, net, comprises licence income and income of a secondary nature in relation to the main activities of Novo Nordisk. Licence income from royalties on future net sales are recognised as the underlying customers' sale occurs and from sales milestones once the contingent sale milestone is achieved in accordance with the terms of the relevant agreement. Income from the transfer of the right to use intellectual property may contain development or regulatory milestones (variable consideration) on which the income is recognised when the significant uncertainties in achieving the milestones are resolved, due to the significant uncertainties inherent in the development of pharmaceutical products.

Operating profit from the wholly owned subsidiary NNE A/S, not related to Novo Nordisk’s main activities, is recognised as Other operating income. Other operating income also includes income from sale of intellectual property rights.

In February 2018, Novo Nordisk A/S disposed of 8.0% of its 25.5% interest in NNIT A/S. Novo Nordisk's 17.5% retained interest is classified as an associate due to the Group's right to appoint a Board member, the high level of trading activity with NNIT A/S in combination with the equity interest. In total, DKK 122 million gain from the sale after deduction of book value of DKK 246 million was recorded as Other operating income in 2018. A total consideration of DKK 368 million was received and recorded in the cash flow statement.
Income taxes and deferred income taxes

Income taxes

Accounting policies
The tax expense for the period comprises current and deferred tax as well as interest on tax cases ongoing or settled during the year. Further, it includes adjustments to previous years and changes in provision for uncertain tax positions. Tax is recognised in the income statement except to the extent that it relates to items recognised in equity or other comprehensive income.

Ongoing tax disputes, primarily related to transfer pricing cases, are included as part of deferred tax assets, tax receivables and tax payables.

Management judgement regarding recognition of deferred income tax assets and provision for uncertain tax positions
Novo Nordisk is subject to income taxes around the world. Significant judgement and estimates are required in determining the worldwide accrual for income taxes, deferred income tax assets and liabilities and provision for uncertain tax positions.

Novo Nordisk recognises deferred income tax assets, if it is probable that sufficient taxable income will be available in the future, against which the temporary differences and unused tax losses can be utilised.

Management has considered future taxable income and applied its judgement in assessing whether deferred income tax assets should be recognised.

In the course of conducting business globally, tax and transfer pricing disputes with tax authorities may occur. Management judgement is applied to assess the possible outcome of such disputes. The 'most probable outcome' method is applied when making provisions for uncertain tax positions, and Novo Nordisk considers the provisions made to be adequate. However, the actual obligation may deviate and depends on the result of litigation and settlements with the relevant tax authorities.

US tax reform
The US tax reform has contributed to a lower tax expense in 2018 compared with 2017 due to the reduction of the US federal tax rate.

In 2017 the re-evaluation of the deferred tax assets as a consequence of new US tax legislation increased the tax expense by DKK 171 million.

Income taxes expensed
DKK million	2018	2017	2016

Current tax on profit for the year	10,469	10,562	8,981
Deferred tax on profit for the year	(1,007)	182	3,014

Tax on profit for the year	9,462	10,744	11,995
Current tax adjustments recognised for prior years	(522)	(425)	(3,191)
Deferred tax adjustments recognised for prior years	47	231	1,069

Income taxes in the income statement	8,987	10,550	9,873

Current tax on other comprehensive income for the year	—	(2)	(28)
Deferred tax on other comprehensive income for the year	(755)	1,043	(296)

Tax on other comprehensive income for the year, (income)/expense	(755)	1,041	(324)

Adjustments recognised for prior years include adjustments caused by events that occurred in the current year related to current and deferred tax for prior years. Such adjustments predominantly arise from tax payments regarding tax disputes and reversal of the associated tax liability recognised in prior years.

DKK million	2018	2017	2016

Computation of effective tax rate:
Statutory corporate income tax rate in Denmark	22.0%	22.0%	22.0%
Deviation in foreign subsidiaries’ tax rates compared with the Danish tax rate (net)	(1.9%)	0.0%	0.2%
Non-taxable income less non-tax-deductible expenses (net)	(0.2%)	0.1%	0.1%
Others, including adjustment of prior years	(1.0%)	(0.4%)	(1.6%)

Effective tax rate	18.9%	21.7%	20.7%

The impact of the deviation in foreign subsidiaries’ tax rates compared with the Danish tax rate is mainly driven by Swiss business activities.

2.6 Income taxes and deferred income taxes (continued)

Income taxes paid
DKK million	2018	2017	2016

Income taxes paid in Denmark for current year	6,640	6,798	5,506
Income taxes paid outside Denmark for current year	2,376	2,639	2,645
Income taxes paid/ repayments relating to prior years	598	(336)	(5,252)

Total income taxes paid	9,614	9,101	2,899

The income taxes paid relating to prior years include repayments and adjustments arising from tax disputes primarily regarding transfer pricing.
Deferred income taxes

Accounting policies
Deferred income taxes arise from temporary differences between the accounting and tax values of the individual consolidated companies and from realisable tax loss carry-forwards. The tax value of tax loss carry-forwards is included in deferred tax assets to the extent that these are expected to be utilised in future taxable income. The deferred income taxes are measured according to current tax rules and at the tax rates assumed in the year in which the assets are expected to be utilised.

In general, the Danish tax rules related to company dividends provide exemption from tax for most repatriated profits. A provision for withholding tax is only recognised if a concrete distribution of dividends is planned. The potential withholding tax amounts to DKK 367 million for 2018 (DKK 343 million in 2017).

The value of future tax deductions in relation to share programmes is recognised as deferred tax, until the shares are paid out to the employees. Any estimated excess tax deduction compared to the costs realised in the income statement is charged to Equity.

Development in deferred income tax assets and liabilities

DKK million	Property, plant and equipment	Intangible assets	Inventories	Provisions and other liabilities	Other[2]	Offset within countries	Total

2018
Net deferred tax asset/(liability) at 1 January	(868)	(500)	833	1,658	(28)	—	1,095
Income/(charge) to the income statement	199	(67)	177	763	(112)		960
Income/(charge) to other comprehensive income	—	—	(37)	(22)	814		755
Income/(charge) to equity[1]	—	—	—	—	(15)		(15)
Effect of exchange rate adjustment	(34)	3	—	3	8		(20)

Net deferred tax asset/(liability) at 31 December	(703)	(564)	973	2,402	667	—	2,775

Classified as follows:
Deferred tax asset at 31 December	694	52	2,490	2,403	833	(3,579)	2,893
Deferred tax liability at 31 December	(1,397)	(616)	(1,517)	(1)	(166)	3,579	(118)

2017
Net deferred tax asset/(liability) at 1 January	(966)	(359)	1,176	2,005	814	—	2,670
Income/(charge) to the income statement	61	(132)	(192)	(182)	32		(413)
Income/(charge) to other comprehensive income	—	—	(151)	(26)	(866)		(1,043)
Income/(charge) to equity[1]	—	—	—	—	17		17
Effect of exchange rate adjustment	37	(9)	—	(139)	(25)		(136)

Net deferred tax asset/(liability) at 31 December	(868)	(500)	833	1,658	(28)	—	1,095

Classified as follows:
Deferred tax asset at 31 December	237	57	2,194	1,748	318	(2,613)	1,941
Deferred tax liability at 31 December	(1,105)	(557)	(1,361)	(90)	(346)	2,613	(846)

1.
Deferred tax related to value adjustment of restricted stock units. In addition, a gain of DKK 10 million (gain of DKK 1 million in 2017) related to current tax have also been charged to equity. The net charge to equity is DKK 5 million (DKK 18 million in 2017).

2.	Other mainly includes hedging and tax loss carry-forwards.

Specification of tax loss carry-forwards at 31 December
DKK million	2018	2017

Recognised deferred tax on tax loss carry-forwards	20	24

Unrecognised tax base of tax loss carry-forwards	347	364
Classified as follows:
Expiry within one year	—	—
Expiry within two to five years	58	16
Expiry after more than five years	289	348

The total tax value of unrecognised tax loss carry-forwards amounts to DKK 90 million in 2018 (DKK 93 million in 2017).